As filed with the Securities and Exchange Commission on August 3, 2026
Securities Act File No. 333-297168
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. 3 ☒
POST-EFFECTIVE AMENDMENT NO. ☐

Robinhood Ventures Fund II
(Exact name of Registrant as Specified in Charter)
85 Willow Road
Menlo Park, CA 94025
(Address of Principal Executive Offices)
(650) 761-7789
(Registrant’s Telephone Number, including Area Code)
John Markle
Maureen Montgomery
85 Willow Road
Menlo Park, CA 94025
(Name and Address of Agent for Service)

Copies to:

Christopher P. Healey	William G. Farrar
Davis Polk & Wardwell LLP 1050 17th Street, NW Washington, DC 20036 Tel: (202) 962-7000	Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004 Tel: (212) 558-4000

Emily Roberts	John L. Savva
Davis Polk & Wardwell LLP 900 Middlefield Road Redwood City, CA 94063 Tel: (650) 752-2000	Sullivan & Cromwell LLP 550 Hamilton Avenue Palo Alto, CA 94301 Tel: (650) 461-5600

Gregory S. Rowland
Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017 Tel: (212) 450-4000
Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act
If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B)
of the Securities Act.

☒	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE
REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN
ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE
SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-297168) of
Robinhood Ventures Fund II (the “Registration Statement”) is being filed solely for the purpose of filing Exhibit (l).
No changes have been made to Part A, Part B or Part C of the Registration Statement, other than to reflect the filing of Exhibit (l) in Item 25 and to update information regarding FINRA Filing Fees in Item 27 of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 3 consists only of the facing page, this explanatory note and
Part C of the Registration Statement. This Pre-Effective Registration Statement incorporates by reference the information contained in Parts A and B of the Registration Statement.

PART C: OTHER INFORMATION
Item 25. Financial Statements and Exhibits
(1)Financial Statements:
The Registrant’s audited schedule of investments and statement of assets and liabilities as of March 31, 2026 and statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the period from March 16, 2026 (commencement of operations) to March 31, 2026 and the notes thereto and report of independent registered public accounting firm thereon are included in Part B of the Registrant’s Registration
Statement on Form N-2.
(2)Exhibits:

(a)	(1)
Certificate of Trust, effective as of February 27, 2026, incorporated by reference to
Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 (File No.
333-297168) filed on June 30, 2026.

(2) Declaration of Trust, dated as of February 27, 2026, incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(3)
Amended and Restated Declaration of Trust, dated as of May 21, 2026, incorporated by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-2 (File
No. 333-297168) as filed on June 30, 2026.

(b)	Bylaws, dated as of May 21, 2026, incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(c)	Not applicable.

(d)	Not applicable.

(e)	Dividend Reinvestment Plan, dated as of May 21, 2026, incorporated by reference to Exhibit (e) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(f)	Not applicable.

(g)
Investment Advisory Agreement between the Registrant and Robinhood Ventures DE, LLC, dated as of May 21, 2026, incorporated by reference to Exhibit (g) to the Registrant’s
Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(h)
Form of Underwriting Agreement among the Registrant, the Adviser, the selling shareholder, and the Underwriters incorporated by reference to Exhibit (h) to the Registrant’s Registration
Statement on Form N-2 (File No. 333-297168) as filed on August 3, 2026.

(i)	Not applicable.

(j)	(1)
Custody Agreement between the Registrant and U.S. Bank National Association, dated as of May 21, 2026, incorporated by reference to Exhibit (j)(1) to the Registrant’s
Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(2)
Document Custody Agreement between the Registrant and U.S. Bank National
Association, dated as of May 21, 2026, incorporated by reference to Exhibit (j)(2) to the
Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June
30, 2026.

(k)	(1)
Administration Agreement between the Registrant and Robinhood Ventures DE, LLC, dated as of May 21, 2026, incorporated by reference to Exhibit (k)(1) to the Registrant’s
Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(2)
Fund Servicing Agreement between the Registrant and U.S. Bancorp Fund Services,
LLC, dated as of May 21, 2026, incorporated by reference to Exhibit (k)(2) to the
Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June
30, 2026.

(3)
Transfer Agency and Registrar Services Agreement between the Registrant and Equiniti
Trust Company, LLC, dated as of May 13, 2026, incorporated by reference to Exhibit
(k)(3) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as
filed on June 30, 2026.

(4)
Organizational Costs Support and Reimbursement Letter Agreement among the
Registrant, Robinhood Markets, Inc. and Robinhood Ventures DE, LLC, dated as of June
29, 2026, incorporated by reference to Exhibit (k)(4) to the Registrant’s Registration
Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(5)
Registration Rights Agreement between the Registrant and Robinhood Markets, Inc., incorporated by reference to Exhibit (k)(5) to the Registrant’s Registration Statement on
Form N-2 (File No. 333-297168) as filed on July 22, 2026.

(l)	Opinion and Consent of Richards, Layton & Finger, P.A., Delaware Local Counsel to the Registrant (filed herewith).

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm (previously filed).

(o)	Not applicable.

(p)	Form of Seed Capital Purchase Agreement, incorporated by reference to Exhibit (p) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(q)	Not applicable.

(r)	(1) Code of Ethics of the Registrant, incorporated by reference to Exhibit (r)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(2) Code of Ethics of Robinhood Ventures DE, LLC, incorporated by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.

(s)	Filing Fee Table incorporated by reference to Exhibit (s) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on August 3, 2026.

(t)	Power of Attorney, dated as of May 21, 2026, incorporated by reference to Exhibit (t) to the Registrant’s Registration Statement on Form N-2 (File No. 333-297168) as filed on June 30, 2026.
101.INS	Inline XBRL Instance Document.

101.SCH	Inline XBRL Taxonomy Extension Schema Document.

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document.

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document.

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document.

101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document.

104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101).
Item 26. Marketing Arrangements
Reference is made to Exhibit (h) to this Registration Statement.

Item 27. Other Expenses of Issuance and Distribution
The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

SEC Registration Fees ..........................................................................................................................	$31,625
FINRA Filing Fees ................................................................................................................................	$34,350
Trustees’ Fees .......................................................................................................................................	$0
Transfer Agent Fees ..............................................................................................................................	$8,000
Printing and engraving expenses ..........................................................................................................	$106,300
Accounting Fees and Expenses .............................................................................................................	$150,000
Legal Fees and Expenses ......................................................................................................................	$3,146,342
Exchange Listing Fees ..........................................................................................................................	$325,000
Miscellaneous .......................................................................................................................................	$435,000
Total ......................................................................................................................................................	$4,236,617
Item 28. Persons Controlled by or Under Common Control with the Registrant
Immediately prior to this offering, Robinhood Markets, Inc. (“Robinhood”) will directly own 87.27% of the
Registrant’s outstanding common shares and will beneficially own 100% of the Registrant’s outstanding common shares, including shares directly owned by Robinhood Employee Fund, LP. Immediately following completion of this offering, Robinhood’s direct share ownership is expected to represent between approximately 5% and 7% of the
Registrant’s outstanding common shares, and Robinhood’s beneficial ownership is expected to represent between approximately 6% and 8% of the Registrant’s outstanding common shares.
Item 29. Number of Holders of Securities
The following table sets forth, as of July 31, 2026, the number of record holders of each class of the Registrant’s securities:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest ................................................................................................	2
Item 30. Indemnification
Reference is made to Article V, Section 5.2 of Registrant’s Amended and Restated Declaration of Trust, filed as
Exhibit (a)(3). Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the
“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
Robinhood Ventures DE, LLC, a limited liability company organized under the laws of the State of Delaware, acts as investment adviser to the Registrant.

The descriptions of the Adviser under the captions “Prospectus Summary – The Adviser,” “Risks – Adviser
Risk,” “Robinhood Overview” and “Management of the Company” of this Registration Statement are incorporated by reference herein. Information as to the officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers of the Adviser in the last two years, is included in the Adviser’s application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.
Item 32. Location of Accounts and Records
The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o
Robinhood Ventures DE LLC, 85 Willow Road, Menlo Park, CA 94025 and at the offices of U.S. Bank National
Association, the Registrant’s Custodian, at 5065 Wooster Rd., Cincinnati, OH 45226; Equiniti Trust Company,
LLC, the Registrant’s Transfer Agent, at 28 Liberty Street, 53rd Floor, New York, NY 10005; Robinhood Ventures
DE, LLC, the Registrant’s Adviser and Administrator, at 85 Willow Road, Menlo Park, CA, 94025 and U.S.
Bancorp Fund Services, LLC, the Registrant’s Sub-Administrator, at 777 E. Wisconsin Ave., Milwaukee, WI 53202.
Item 33. Management Services
Not applicable.
Item 34. Undertakings
1.The Registrant hereby undertakes to suspend the offering of its common shares until it amends its prospectus if (a) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
2.Not applicable.
3.Not applicable.
4.The Registrant undertakes:
(a)for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act of
1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective; and
(b)for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
5.Not applicable.
6.Not applicable.
7.The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any prospectus.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-
Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Menlo Park and State of California, on the 3rd day of August, 2026.

ROBINHOOD VENTURES FUND II
By:		/s/ Sarah Pinto
	Name:	Sarah Pinto
	Title:	President
Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the
Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	/s/ Sarah Pinto	Date: August 3, 2026
Name:	Sarah Pinto
Title:	President (Principal Executive Officer) and Trustee

	/s/ Dara Bazzano	Date: August 3, 2026
Name:	Dara Bazzano
Title:	Principal Financial Officer and Principal Accounting Officer

	/s/ Shiv Verma*	Date: August 3, 2026
Name:	Shiv Verma
Title:	Chair of the Board of Trustees

	/s/ Jill E. Sommers*	Date: August 3, 2026
Name:	Jill E. Sommers
Title:	Trustee

	/s/ Michael J. Gallagher*	Date: August 3, 2026
Name:	Michael J. Gallagher
Title:	Trustee

	/s/ Meredith Whitney*	Date: August 3, 2026
Name:	Meredith Whitney
Title:	Trustee

*By:	/s/ Aaron Ellias
Aaron Ellias
Attorney-in-Fact**
**ﾠSigned by Aaron Ellias pursuant to a power of attorney signed by each individual and filed herewith.
EXHIBIT INDEX

(l)	Opinion and Consent of Richards, Layton & Finger, P.A., Delaware Local Counsel to the Registrant.